Reinsurance - Insurance Revenues (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Effects of Reinsurance [Line Items]
Net Amount	$ 26	$ 24	$ 88	$ 99
Life Annuity Accident and Health Insurance Product Line
Effects of Reinsurance [Line Items]
Direct	1,197	1,210	2,212	2,283
Reinsurance assumed	69	64	413	210
Reinsurance ceded	(806)	(812)	(1,891)	(1,885)
Net Amount	$ 460	$ 462	$ 734	$ 608